Nature of Business and Organization (Details) - Schedule of consolidated financial statements (Parentheticals) $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Wimi HK [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements (Parentheticals) [Line Items]
Date of incorporation	Sep. 04, 2018
Ownership percentage	100.00%	100.00%
Wimi WFOE [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements (Parentheticals) [Line Items]
Date of incorporation	Sep. 20, 2018
Ownership percentage	100.00%	100.00%
Registered capital	¥ 325,500,000	$ 50,000,000
Beijing WiMi [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements (Parentheticals) [Line Items]
Date of incorporation	May 27, 2015
Registered capital	¥ 5,154,639	$ 751,055
Shenzhen Kuxuanyou Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements (Parentheticals) [Line Items]
Date of incorporation	Jun. 18, 2012
Ownership percentage	100.00%	100.00%
Registered capital	¥ 10,000,000	$ 1,457,046
Shenzhen Yiruan Tianxia Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements (Parentheticals) [Line Items]
Date of incorporation	Jan. 06, 2016
Ownership percentage	100.00%	100.00%
Registered capital	¥ 10,000,000	$ 1,457,046
Shenzhen Yiyun Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements (Parentheticals) [Line Items]
Date of incorporation	Nov. 15, 2017
Ownership percentage	100.00%	100.00%
Registered capital	¥ 10,000,000	$ 1,457,046
Korgas Shengyou Information Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements (Parentheticals) [Line Items]
Date of incorporation	Feb. 13, 2017
Ownership percentage	100.00%	100.00%
Registered capital	¥ 5,000,000	$ 728,523
Korgas Wimi Xinghe Network Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements (Parentheticals) [Line Items]
Date of incorporation	Oct. 18, 2016
Ownership percentage	100.00%	100.00%
Registered capital	¥ 5,000,000	$ 728,523
Shenzhen Yitian Internet Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements (Parentheticals) [Line Items]
Date of incorporation	Mar. 08, 2011
Ownership percentage	100.00%	100.00%
Registered capital	¥ 20,000,000	$ 2,914,093
Shenzhen Quntian Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements (Parentheticals) [Line Items]
Date of incorporation	May 22, 2014
Ownership percentage	100.00%	100.00%
Registered capital	¥ 20,000,000	$ 2,914,093
Korgas 233 Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements (Parentheticals) [Line Items]
Date of incorporation	Sep. 15, 2017
Ownership percentage	100.00%	100.00%
Registered capital	¥ 1,000,000	$ 145,705
Shenzhen Qianhai Wangxin Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements (Parentheticals) [Line Items]
Date of incorporation	Oct. 16, 2015
Ownership percentage	100.00%	100.00%
Registered capital	¥ 5,000,000	$ 728,523
Shenzhen Yiyou Online Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements (Parentheticals) [Line Items]
Date of incorporation	Jan. 14, 2019
Ownership percentage	100.00%	100.00%
Registered capital	¥ 100,000	$ 14,334
Shenzhen Yidian Network Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements (Parentheticals) [Line Items]
Date of incorporation	May 20, 2014
Ownership percentage	100.00%	100.00%
Registered capital	¥ 10,000,000	$ 1,457,046
Shenzhen Duodian Cloud Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements (Parentheticals) [Line Items]
Date of incorporation	Aug. 24, 2017
Ownership percentage	100.00%	100.00%
Registered capital	¥ 5,000,000	$ 728,523
Korgas Duodian Network Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements (Parentheticals) [Line Items]
Date of incorporation	Nov. 25, 2016
Ownership percentage	100.00%	100.00%
Registered capital	¥ 5,000,000	$ 728,523
Kashi Duodian Network Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements (Parentheticals) [Line Items]
Date of incorporation	Jan. 31, 2019
Ownership percentage	100.00%	100.00%
Registered capital	¥ 5,000,000	$ 716,723
Shenzhen Zhiyun Image Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements (Parentheticals) [Line Items]
Date of incorporation	Dec. 03, 2019
Ownership percentage	100.00%	100.00%
Registered capital	¥ 5,000,000	$ 716,723
Micro Beauty Lightspeed Investment Management HK Limited [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements (Parentheticals) [Line Items]
Date of incorporation	Feb. 22, 2016
Ownership percentage	100.00%	100.00%
Registered capital	¥ 100,000	$ 12,771
Skystar Development Co.,Ltd [Member]
Nature of Business and Organization (Details) - Schedule of consolidated financial statements (Parentheticals) [Line Items]
Date of incorporation	Mar. 30, 2016
Registered capital		$ 50,000